Net Loss Per Share Attributable to Common Stockholders - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (22,192)	$ (2,348)	$ (2,716)	$ (2,497)	$ (2,410)	$ (2,071)	$ (27,256)	$ (6,978)	$ (9,230)	$ (10,281)
Denominator:
Weighted average shares used to computing basic net loss per share	423,081			25,844			158,744	25,844	25,844	25,827
Weighted average shares used to computing diluted net loss per share	423,081			25,844			158,744	25,844	25,844	25,827
Net loss per share attributable to common stockholders – basic	$ (52.45)			$ (96.62)			$ (171.7)	$ (270)	$ (357.14)	$ (398.05)
Net loss per share attributable to common stockholders – diluted	$ (52.45)			$ (96.62)			$ (171.7)	$ (270)	(357.14)	(398.05)
Previously Reported [Member]
Denominator:
Net loss per share attributable to common stockholders – basic									(357.14)	(398.05)
Net loss per share attributable to common stockholders – diluted									$ (357.14)	$ (398.05)